Condensed Schedule of Investments (USD $)	Dec. 31, 2011		Dec. 31, 2010
Investment Owned, Balance [Abstract]
Unrealized Currency Loss	$ (2,392,751)		$ (2,368,555)
Unrealized Currency Loss % of Partners' Capital (in hundredths)	(4.05%)		(2.90%)
Fair Value	89,949		139,896
Fair Value % of Partners' Capital (in hundredths)	0.15%		0.17%
Morgan Stanley Smith Barney Charter Aspect L.P. [Member]
Investment Owned, Balance [Abstract]
Unrealized Currency Loss	848,606		709,601
Unrealized Currency Loss % of Partners' Capital (in hundredths)	0.91%		0.66%
Fair Value	2,976,077		6,067,038
Fair Value % of Partners' Capital (in hundredths)	3.17%		5.66%
Morgan Stanley Smith Barney Charter WNT L.P. [Member]
Investment Owned, Balance [Abstract]
Unrealized Currency Loss	(49,877)		(12,756)
Unrealized Currency Loss % of Partners' Capital (in hundredths)	(0.07%)		(0.01%)
Fair Value	1,476,557		2,445,218
Fair Value % of Partners' Capital (in hundredths)	2.12%		3.03%
Futures and Forward Contracts [Member] | Contracts Purchased [Member]
Investment Owned, Balance [Abstract]
Net unrealized gain/(loss) on open contracts	1,240,301		3,234,011
Percentage of Partners' Capital (in hundredths)	2.10%		3.96%
Futures and Forward Contracts [Member] | Contracts Purchased [Member] | Morgan Stanley Smith Barney Charter Aspect L.P. [Member]
Investment Owned, Balance [Abstract]
Net unrealized gain/(loss) on open contracts	1,365,962		5,356,169
Percentage of Partners' Capital (in hundredths)	1.45%		5.00%
Futures and Forward Contracts [Member] | Contracts Purchased [Member] | Morgan Stanley Smith Barney Charter WNT L.P. [Member]
Investment Owned, Balance [Abstract]
Net unrealized gain/(loss) on open contracts	866,320		2,753,349
Percentage of Partners' Capital (in hundredths)	1.24%		3.41%
Futures and Forward Contracts [Member] | Contracts Sold [Member]
Investment Owned, Balance [Abstract]
Net unrealized gain/(loss) on open contracts	1,242,399		(725,560)
Percentage of Partners' Capital (in hundredths)	2.10%		(0.89%)
Futures and Forward Contracts [Member] | Contracts Sold [Member] | Morgan Stanley Smith Barney Charter Aspect L.P. [Member]
Investment Owned, Balance [Abstract]
Net unrealized gain/(loss) on open contracts	761,509		1,268
Percentage of Partners' Capital (in hundredths)	0.81%		0.00%	[1]
Futures and Forward Contracts [Member] | Contracts Sold [Member] | Morgan Stanley Smith Barney Charter WNT L.P. [Member]
Investment Owned, Balance [Abstract]
Net unrealized gain/(loss) on open contracts	660,114		(295,375)
Percentage of Partners' Capital (in hundredths)	0.95%		(0.37%)
Futures and Forward Contracts [Member] | Commodity [Member] | Contracts Purchased [Member]
Investment Owned, Balance [Abstract]
Net unrealized gain/(loss) on open contracts	(7,340)		1,279,093
Percentage of Partners' Capital (in hundredths)	(0.01%)		1.57%
Futures and Forward Contracts [Member] | Commodity [Member] | Contracts Purchased [Member] | Morgan Stanley Smith Barney Charter Aspect L.P. [Member]
Investment Owned, Balance [Abstract]
Net unrealized gain/(loss) on open contracts	(256,740)		3,635,564
Percentage of Partners' Capital (in hundredths)	(0.27%)		3.40%
Futures and Forward Contracts [Member] | Commodity [Member] | Contracts Purchased [Member] | Morgan Stanley Smith Barney Charter WNT L.P. [Member]
Investment Owned, Balance [Abstract]
Net unrealized gain/(loss) on open contracts	(258,232)		1,720,245
Percentage of Partners' Capital (in hundredths)	(0.37%)		2.13%
Futures and Forward Contracts [Member] | Commodity [Member] | Contracts Sold [Member]
Investment Owned, Balance [Abstract]
Net unrealized gain/(loss) on open contracts	852		(79,630)
Percentage of Partners' Capital (in hundredths)	0.00%	[1]	(0.10%)
Futures and Forward Contracts [Member] | Commodity [Member] | Contracts Sold [Member] | Morgan Stanley Smith Barney Charter Aspect L.P. [Member]
Investment Owned, Balance [Abstract]
Net unrealized gain/(loss) on open contracts	575,422		(161,540)
Percentage of Partners' Capital (in hundredths)	0.61%		(0.15%)
Futures and Forward Contracts [Member] | Commodity [Member] | Contracts Sold [Member] | Morgan Stanley Smith Barney Charter WNT L.P. [Member]
Investment Owned, Balance [Abstract]
Net unrealized gain/(loss) on open contracts	102,262		(53,370)
Percentage of Partners' Capital (in hundredths)	0.15%		(0.07%)
Futures and Forward Contracts [Member] | Equity [Member] | Contracts Purchased [Member]
Investment Owned, Balance [Abstract]
Net unrealized gain/(loss) on open contracts	151,394		17,386
Percentage of Partners' Capital (in hundredths)	0.26%		0.02%
Futures and Forward Contracts [Member] | Equity [Member] | Contracts Purchased [Member] | Morgan Stanley Smith Barney Charter Aspect L.P. [Member]
Investment Owned, Balance [Abstract]
Net unrealized gain/(loss) on open contracts	43,794		248,465
Percentage of Partners' Capital (in hundredths)	0.04%		0.23%
Futures and Forward Contracts [Member] | Equity [Member] | Contracts Purchased [Member] | Morgan Stanley Smith Barney Charter WNT L.P. [Member]
Investment Owned, Balance [Abstract]
Net unrealized gain/(loss) on open contracts	66,115		76,029
Percentage of Partners' Capital (in hundredths)	0.09%		0.09%
Futures and Forward Contracts [Member] | Equity [Member] | Contracts Sold [Member]
Investment Owned, Balance [Abstract]
Net unrealized gain/(loss) on open contracts	70,025		10,264
Percentage of Partners' Capital (in hundredths)	0.11%		0.01%
Futures and Forward Contracts [Member] | Equity [Member] | Contracts Sold [Member] | Morgan Stanley Smith Barney Charter Aspect L.P. [Member]
Investment Owned, Balance [Abstract]
Net unrealized gain/(loss) on open contracts	159,533		21,990
Percentage of Partners' Capital (in hundredths)	0.17%		0.02%
Futures and Forward Contracts [Member] | Equity [Member] | Contracts Sold [Member] | Morgan Stanley Smith Barney Charter WNT L.P. [Member]
Investment Owned, Balance [Abstract]
Net unrealized gain/(loss) on open contracts	1,050		4,335
Percentage of Partners' Capital (in hundredths)	0.00%	[1]	0.00%	[1]
Futures and Forward Contracts [Member] | Foreign Currency [Member] | Contracts Purchased [Member]
Investment Owned, Balance [Abstract]
Net unrealized gain/(loss) on open contracts	151,175		1,831,284
Percentage of Partners' Capital (in hundredths)	0.26%		2.24%
Futures and Forward Contracts [Member] | Foreign Currency [Member] | Contracts Purchased [Member] | Morgan Stanley Smith Barney Charter Aspect L.P. [Member]
Investment Owned, Balance [Abstract]
Net unrealized gain/(loss) on open contracts	56,385		1,456,730
Percentage of Partners' Capital (in hundredths)	0.06%		1.36%
Futures and Forward Contracts [Member] | Foreign Currency [Member] | Contracts Purchased [Member] | Morgan Stanley Smith Barney Charter WNT L.P. [Member]
Investment Owned, Balance [Abstract]
Net unrealized gain/(loss) on open contracts	203,104		933,417
Percentage of Partners' Capital (in hundredths)	0.29%		1.16%
Futures and Forward Contracts [Member] | Foreign Currency [Member] | Contracts Sold [Member]
Investment Owned, Balance [Abstract]
Net unrealized gain/(loss) on open contracts	1,179,257		(496,506)
Percentage of Partners' Capital (in hundredths)	2.00%		(0.61%)
Futures and Forward Contracts [Member] | Foreign Currency [Member] | Contracts Sold [Member] | Morgan Stanley Smith Barney Charter Aspect L.P. [Member]
Investment Owned, Balance [Abstract]
Net unrealized gain/(loss) on open contracts	33,139		239,546
Percentage of Partners' Capital (in hundredths)	0.04%		0.22%
Futures and Forward Contracts [Member] | Foreign Currency [Member] | Contracts Sold [Member] | Morgan Stanley Smith Barney Charter WNT L.P. [Member]
Investment Owned, Balance [Abstract]
Net unrealized gain/(loss) on open contracts	558,665		(99,086)
Percentage of Partners' Capital (in hundredths)	0.80%		(0.12%)
Futures and Forward Contracts [Member] | Interest Rate [Member] | Contracts Purchased [Member]
Investment Owned, Balance [Abstract]
Net unrealized gain/(loss) on open contracts	945,072		106,248
Percentage of Partners' Capital (in hundredths)	1.59%		0.13%
Futures and Forward Contracts [Member] | Interest Rate [Member] | Contracts Purchased [Member] | Morgan Stanley Smith Barney Charter Aspect L.P. [Member]
Investment Owned, Balance [Abstract]
Net unrealized gain/(loss) on open contracts	1,522,523		15,410
Percentage of Partners' Capital (in hundredths)	1.62%		0.01%
Futures and Forward Contracts [Member] | Interest Rate [Member] | Contracts Purchased [Member] | Morgan Stanley Smith Barney Charter WNT L.P. [Member]
Investment Owned, Balance [Abstract]
Net unrealized gain/(loss) on open contracts	855,333		23,658
Percentage of Partners' Capital (in hundredths)	1.23%		0.03%
Futures and Forward Contracts [Member] | Interest Rate [Member] | Contracts Sold [Member]
Investment Owned, Balance [Abstract]
Net unrealized gain/(loss) on open contracts	(7,735)		(159,688)
Percentage of Partners' Capital (in hundredths)	(0.01%)		(0.19%)
Futures and Forward Contracts [Member] | Interest Rate [Member] | Contracts Sold [Member] | Morgan Stanley Smith Barney Charter Aspect L.P. [Member]
Investment Owned, Balance [Abstract]
Net unrealized gain/(loss) on open contracts	(6,585)		(98,728)
Percentage of Partners' Capital (in hundredths)	(0.01%)		(0.09%)
Futures and Forward Contracts [Member] | Interest Rate [Member] | Contracts Sold [Member] | Morgan Stanley Smith Barney Charter WNT L.P. [Member]
Investment Owned, Balance [Abstract]
Net unrealized gain/(loss) on open contracts	(1,863)		(147,254)
Percentage of Partners' Capital (in hundredths)	0.00%	[1]	(0.18%)
Options Contracts [Member] | Forward Contracts [Member] | Contracts Purchased [Member]
Investment Owned, Balance [Abstract]
Fair Value			366,896
Fair Value % of Partners' Capital (in hundredths)			0.45%
Options Contracts [Member] | Forward Contracts [Member] | Contracts Written [Member]
Investment Owned, Balance [Abstract]
Fair Value			(166,225)
Fair Value % of Partners' Capital (in hundredths)			(0.20%)
Options Contracts [Member] | Future Contracts [Member] | Contracts Purchased [Member] | Morgan Stanley Smith Barney Charter WNT L.P. [Member]
Investment Owned, Balance [Abstract]
Fair Value	1,720		2,775
Fair Value % of Partners' Capital (in hundredths)	0.00%	[1]	0.00%	[1]
Options Contracts [Member] | Future Contracts [Member] | Contracts Written [Member] | Morgan Stanley Smith Barney Charter WNT L.P. [Member]
Investment Owned, Balance [Abstract]
Fair Value	$ (3,973)		$ (5,500)
Fair Value % of Partners' Capital (in hundredths)	(0.01%)		(0.01%)

[1]	Amounts less than 0.005%.